9. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Significant components of the Company's deferred income tax assets
	December 31, 2013	December 31, 2012
Deferred income tax asset:
Net operating loss carry forward	3,679,022	6,957,129
Valuation allowance	(3,679,022)	(6,957,129)
Net deferred income tax asset	$—	$—

Reconciliation of the effective income tax rate
	Year Ended
	December 31,
	2013		2012
Federal Statutory tax rate	(34	) %	(34	) %
State tax, net of federal benefit	(5	) %	(5	) %
	(39	) %	(39	) %
Valuation allowance	39%		39%
Effective tax rate	-%		-%